SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 18,036	$ 15,387
Less accumulated depreciation and amortization		(1,151)	(717)
Total property and equipment, net	$ 17,252	16,885	14,670
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		761	694
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		95	95
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		740	788
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		933	824
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 15,507	$ 12,986